Condensed Consolidated Statements of Income/(Loss) and Total Comprehensive Income/(Loss) (Unaudited) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	£ 989,330	£ 989,330
Research and development expenses	(3,698,142)	(2,907,758)
Administrative expenses	(4,077,671)	(885,280)
Administrative expenses – costs related to preparing for a listing	(1,133,099)
Total operating expenses, net	(8,908,912)	(3,793,038)
Other income	54,002	5,946
Change in fair value of convertible loan derivatives	6,943,594
Change in fair value of warrants	10,537,611
Change in fair value of other derivative liabilities	(3,832,379)
Finance income – interest	4	21
Finance costs	(5,990,592)	(362,958)
Loss before tax	(207,342)	(3,160,699)
Income tax credit	720,000	512,507
Net income/(loss) for the period and Total comprehensive income/(loss)	£ 512,658	£ (2,648,192)
Basic income/(loss) per share	£ 0.93	£ (6.79)
Diluted income/(loss) per share	£ 0.76	£ (6.79)